Brown Advisory Growth Equity Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.9%
Communication Services - 9.3%
72,872	Alphabet, Inc. - Class C*	107,092,691
967,413	Electronic Arts, Inc.*	126,160,330
435,142	Match Group, Inc.*	48,148,462
		281,401,483
Consumer Discretionary - 10.8%
200,026	Alibaba Group Holding, Ltd. ADR*	58,803,644
44,169	Amazon.com, Inc.*	139,076,255
226,944	Lululemon Athletica, Inc.*	74,748,545
51,851	Shopify, Inc.*	53,042,018
		325,670,462
Consumer Staples - 7.7%
1,057,239	Brown-Forman Corp.	79,631,241
204,636	Costco Wholesale Corp.	72,645,780
361,088	Estee Lauder Companies, Inc.	78,807,456
		231,084,477
Health Care - 21.5%
455,376	Danaher Corp.	98,056,114
230,960	DexCom, Inc.*	95,208,641
1,063,634	Edwards Lifesciences Corp.*	84,899,266
177,421	Intuitive Surgical, Inc.*	125,887,296
289,108	Thermo Fisher Scientific, Inc.	127,646,964
701,504	Zoetis, Inc.	116,007,717
		647,705,998
Industrials - 11.4%
289,108	Cintas Corp.	96,223,815
1,123,865	Fortive Corp.	85,649,752
403,027	L3Harris Technologies, Inc.	68,450,106
232,298	Roper Technologies, Inc.	91,783,263
		342,106,936
Information Technology - 29.8%
142,770	Adobe, Inc.*	70,018,691
413,437	Autodesk, Inc.*	95,508,081
2,113,734	Genpact, Ltd.	82,329,939
314,539	Intuit, Inc.	102,605,767
342,052	MasterCard, Inc.	115,671,725
637,853	Microsoft Corp.	134,159,622
522,299	NXP Semiconductors NV	65,188,138
678,007	PayPal Holdings, Inc.*	133,587,719
388,155	salesforce.com, Inc.*	97,551,115
		896,620,797
Materials - 3.4%
149,016	Sherwin-Williams Co.	103,825,408
Total Common Stocks (Cost $1,293,429,337)		2,828,415,561

Real Estate Investment Trusts - 3.7%
348,298	SBA Communications Corp.	110,925,947
Total Real Estate Investment Trusts (Cost $32,185,080)		110,925,947

Short-Term Investments - 2.4%
Money Market Funds - 2.4%
73,467,565	First American Government Obligations Fund - Class Z, 0.05%#	73,467,565
Total Short-Term Investments (Cost $73,467,565)		73,467,565
Total Investments - 100.0% (Cost $1,399,081,982)		3,012,809,073
Other Assets in Excess of Liabilities - 0.0%		223,606
NET ASSETS - 100.0%		$3,013,032,679

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.